Related Parties (Details) - USD ($)		1 Months Ended
	Aug. 27, 2021	Dec. 31, 2020	Apr. 30, 2020	Dec. 31, 2021
Related Parties (Details) [Line Items]
Secured loan facility			$ 5,000
Interest expense	$ 421
MoneyLion paid				$ 6,624
Other earned revenue				$ 7,083
Series A Redeemable Convertible Preferred Shares [Member]
Related Parties (Details) [Line Items]
Acquired outstanding		100.00%